REVISION OF THE FIRST AND SECOND QUARTER FISCAL YEAR 2023 UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Tables)	9 Months Ended
Mar. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	Quarter Ended September 30, 2022
	As Previously Reported	Adjustment(1)	As Revised
Revenues	$5,085,301	$–	$5,085,301
Cost of goods sold	3,360,647	85,213	3,445,860
Gross Profit	1,724,654	(85,213)	1,639,441
Operating loss	(16,589)	(85,213)	(101,802)
Net loss	(73,511)	(85,213)	(158,724)
Net loss per share, basic and fully diluted	(0.01)	(0.02)	(0.03)

	Quarter Ended December 31, 2022
	As Previously Reported	Adjustment(1)	As Revised
Revenues	$5,886,961	$–	$5,886,961
Cost of goods sold	3,161,737	125,752	3,287,489
Gross Profit	2,725,224	(125,752)	2,599,472
Operating income	696,817	(125,752)	571,065
Net income	634,420	(125,752)	508,668
Net income per share, basic	0.11	(0.02)	0.09
Net income per share, fully diluted	0.11	(0.02)	0.09

(1)	The errors in each of the two fiscal quarters resulted from the omission of invoices from a small identifiable group of outside contractors used for certain services relating to research and development activities. In addition to the above adjustments, trade accounts payable will be increased in future filings by $85,213 and $210,965 as of September 30, 2022 and December 31, 2022, respectively.